SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Dec. 31, 2012 Subsequent Event [Member] Consultant [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Subsequent Event [Member] Chief Executive Officer One [Member]	Dec. 31, 2012 Subsequent Event [Member] Investor [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Investor [Member]
Subsequent Event, Date								Jan. 16, 2013	Jan. 24, 2013	Jan. 24, 2013	Feb. 04, 2013	Feb. 07, 2013
Stock Issued During Period, Shares, Issued For Services		794,423	1,265,870					216,000
Stock Based Compensation Recorded In Research Development Expenses								$ 54
Number of options granted					70,000	70,000	450,000		4,000,000	2,000,000
Investment Options, Exercise Price					$ 0.26	$ 0.2	$ 0.20		$ 0.29	$ 0.29
Stock Options Vested Percentage									33.00%	33.33%
Stock Issued During Period, Shares, New Issues											126,111	833,334
Debt Conversion, Converted Instrument, Amount				201							200
Common Stock Purchase Price												$ 0.30
Warrants Issued To Purchase Of Common Stock												833,334
Investment Warrants, Exercise Price	$ 0.348	$ 0.5										$ 0.50
Proceeds From Issuance Of Warrants												$ 250
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Options Vesting Period										36 months
Share Based Compensation Arrangement By Share Based Payment Award Remaining Options Exercisable Period									36 months
Share Based Compensation Arrangement By Share Based Payment Award Exercisable Period												32 months